CONVERTIBLE SENIOR NOTES (principal amount and unamortized discount and debt issuance costs) (Details) - Convertible senior notes - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2017
Debt Instrument [Line Items]
Principle amount of debt	$ 167,060	$ 250,000
Unamortized premium	(1,869)	(4,435)
Total	$ 168,929	$ 254,435